Related-Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010 STAG Predecessor Group
Related-Party Transactions

12.          Related-Party Transactions

On January 31, 2009, STAG Predecessor Group entered into a $4,384 loan agreement with NED Credit, Inc. (a related party). The note had an original maturity date of January 31, 2012 and was interest only through the maturity date, at which time all unpaid principal and interest was due. The borrowing rate was variable and calculated based on the applicable LIBOR rate plus 12.50%. The loan is classified as notes payable to related party on the balance sheets. In March 2011, the loan was increased by $789 to $5,173.  The Company assumed approximately $0.6 million of the loan to NED Credit, Inc. related to the Option Properties in the Formation Transactions.  STAG Predecessor Group expensed $35 and $183 in interest expense related to this note payable for the periods April 1 to April 19, 2011 and January 1 to April 19, 2011, respectively, and expensed $149 and $290 for the three and six months ended June 30, 2010, respectively. As of June 30, 2011 and December 31, 2010, the Company had $0 and $331, respectively, in accrued and unpaid interest expense which has been included in accounts payable, accrued expenses and other liabilities on the balance sheets.   The principal balance and all accrued interest on this loan were paid in full with Offering proceeds on April 20, 2011.

As discussed in Note 5, approximately $4.8 million of the bridge loan related to the Option Properties was assumed and paid in full in the Formation Transactions.

On June 6, 2007, STAG Predecessor Group entered into a loan guarantee agreement with an affiliate of NED Credit Inc. The loan guarantee was for the Anglo Irish bridge loan dated August 11, 2006 and amended on June 6, 2007. STAG Predecessor Group agreed to pay the guarantor an annual fee for the guarantor’s provision of the guaranty in an amount equal to nine percent (9.0%) per annum of the outstanding balance of the bridge loan. The Company expensed $158 and $919 in such guarantee fees, which are included in interest expense in the income statements, for the periods April 1 to April 19, 2011 and January 1 to April 19, 2011, respectively, and  expensed $793 and $1,582 in such guarantee fees for the three and six months ended June 30, 2010, respectively.   As of June 30, 2011 and December 31, 2010, the Company had $0 and $3,502, respectively, in accrued and unpaid bridge loan guarantee fees included as due to related parties on the consolidated balance sheets.

Prior to the Offering, STAG Predecessor Group was obligated to pay asset management fees to STAG Capital Partners, LLC and STAG Capital Partners III, LLC (together, the “Management Company”) in consideration of the Management Company’s agreement that it provide reasonable and customary advisory and asset management services to STAG Predecessor Group. STAG Predecessor Group expensed $31 and $179 in such asset management fees for the periods April 1 to April 19, 2011 and January 1 to April 19, 2011, respectively, and $150 and $297 for the three and six months ended June 30, 2010, respectively. As of June 30, 2011 and December 31, 2010, the Company had $0 and, $151, respectively, in accrued and unpaid asset management fees, which have been included in amounts due to related parties on the balance sheets.  Subsequent to the Formation Transactions, we will no longer incur asset management fees to the Management Company.

As part of the Formation Transactions, the Company formed a new management company, STAG Industrial Management, LLC (the “Manager”), which is a subsidiary of the REIT.  The Manager is performing certain asset management services for STAG Investments II, LLC (“Fund II”), an affiliated private, fully-invested fund that owns 86 properties, with approximately 13.1 million rentable square feet.  The Manager is paid an annual asset management fee based on the equity investment in the Fund II assets, which will initially equal 0.94% of the equity investment and may increase up to 1.25% of the equity investment, to the extent assets are sold and the total remaining equity investment is reduced.

While most of the real estate assets of STAG Investments III, LLC (“Fund III”) comprise the assets of the STAG Predecessor Group, Fund III retained ownership of the Option Properties. The Manager has entered into a services agreement with Fund III pursuant to which it will manage the Option Properties for an annual fee of $30,000 per property, and will provide the limited administrative services (including preparation of reports for the Fund III lender and investors, bookkeeping, tax and accounting services) that Fund III will require until its liquidation, for an annual fee of $20,000.

STAG Investments IV, LLC (“Fund IV”), as part of the STAG Contribution Group, contributed all of its real estate assets to the Company.  The Manager has entered into a services agreement with Fund IV pursuant to which it will provide the limited administrative services (including preparation of reports for the Fund IV investors, bookkeeping, tax and accounting services) that Fund IV will require until its liquidation for an annual fee of $20,000.

The due from related parties in the amount of $737 and the due to related parties in the amount of $746 relates to the final prorations calculated in relation to the Formation Transactions and not received or paid, respectively, at June 30, 2011.  Both amounts were settled in July 2011.

10. Related-Party Transactions

        On January 31, 2009, STAG Predecessor Group entered into a $4,384 loan agreement with NED Credit, Inc. (a related party). The note has an original maturity date of January 31, 2012 and is interest only through the maturity date, at which time all unpaid principal and interest due. The borrowing rate is variable and calculated based on the applicable LIBOR rate plus 12.50%. In the event of default, all outstanding amounts shall bear interest at the applicable LIBOR rate plus 16.50%. The loan is classified as notes payable to related party on the combined balance sheets. STAG Predecessor Group expensed $569 and $521 in interest expense related to this note payable for the years ended December 31, 2010 and 2009, respectively. As of December 31, 2010 and 2009, STAG Predecessor Group had $331 and $375, respectively, in accrued and unpaid interest expense which has been included in accounts payable, accrued expenses and other liabilities on the combined balance sheets.

        On June 6, 2007, STAG Predecessor Group entered into a loan guarantee agreement with an affiliate of NED Credit Inc. (related party). The loan guarantee is for the Anglo Irish Bank bridge loan dated August 11, 2006 and amended on June 6, 2007. STAG Predecessor Group agreed to pay the guarantor an annual fee for the guarantor's provision of the guaranty in an amount equal to nine per cent (9.0%) per annum of the outstanding balance of the bridge loan. STAG Predecessor Group expensed $3,129, $3,241 and $3,389 in such guarantee fees for the years ended December 31, 2010, 2009 and 2008, respectively. As of December 31, 2010 and 2009, STAG Predecessor Group had $3,501 and $425, respectively, in accrued and unpaid bridge loan guarantee fees included in due to related parties on the combined balance sheets.

        STAG Predecessor Group is obligated to pay asset management fees to STAG Capital Partners, LLC and STAG Capital Partners III, LLC (collectively the "Manager") in consideration of the Manager's agreement that it shall provide reasonable and customary advisory and asset management services to STAG Predecessor Group. The management fee is payable quarterly in arrears on the first business day of each succeeding calendar quarter. Each quarterly installment of the management fee is equal to 1/4 of one-quarter of one percent (0.0625%) of the aggregate acquisition costs of all investments of STAG Predecessor Group, with the acquisition costs of investments made or sold during such quarter calculated on a weighted average basis according to the point during the quarter when such investments were made or sold.

        STAG Predecessor Group expensed $600, $600 and $610 in such asset management fees for the years ended December 31, 2010, 2009 and 2008, respectively. As of December 31, 2010 and 2009, STAG Predecessor Group had $151 and, $172, respectively, in accrued and unpaid asset management fees, which have been included in amounts due to related parties on the combined balance sheets.

        STAG Predecessor Group is obligated to reimburse certain expenses related to STAG Predecessor Group's operations incurred by the Manager (or its designated Affiliate). STAG Predecessor Group expensed $12, $82 and $86 in legal costs incurred by the Manager for the years ended December 31, 2010, 2009 and 2008, respectively.

        STAG Predecessor Group was required to pay acquisition service fees to the Manager upon the acquisition of properties, in an amount of 1% of the Gross Acquisition Price of such property (as defined in the Operating Agreement). No acquisitions were made in 2010, 2009 or 2008.